Shareholder Report, Holdings (Details)	May 31, 2024
C000079046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[1]
C000079046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000079046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000079046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000079046 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000079046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[1]
C000079046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000079046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[1]
C000079046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000079046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[1]
C000152821 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[2]
C000152821 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000152821 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000152821 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000152821 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000152821 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[2]
C000152821 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000152821 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[2]
C000152821 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000152821 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[2]
C000027930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[3]
C000027930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000027930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000027930 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000027930 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
C000027930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[3]
C000027930 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000027930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[3]
C000027930 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000027930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[3]
C000027932 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[4]
C000027932 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000027932 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000027932 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000027932 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000027932 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[4]
C000027932 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000027932 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[4]
C000027932 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000027932 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[4]
C000027933 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[5]
C000027933 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000027933 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000027933 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000027933 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000027933 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[5]
C000027933 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000027933 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[5]
C000027933 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000027933 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[5]

[1]	As a percentage of total investments excluding short-term investments.
[2]	As a percentage of total investments excluding short-term investments.
[3]	As a percentage of total investments excluding short-term investments.
[4]	As a percentage of total investments excluding short-term investments.
[5]	As a percentage of total investments excluding short-term investments.